Fair value of assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Fair value of assets and liabilities
Summary of fair value of financial assets and liabilities

	(As Restated)
	Level 1	Level 2	Level 3	Total
December 31, 2020	$’000	$’000	$’000	$’000
Assets
Capital provision assets:
Single case	-	-	642,756	642,756
Portfolio	-	-	1,832,543	1,832,543
Legal risk management	-	-	2,212	2,212
Indirect - equity securities	-	-	85,166	85,166
Cash management investments	11,457	5,137	-	16,594
Total assets	11,457	5,137	2,562,677	2,579,271
Liabilities
Capital provision asset subparticipations	-	-	14,107	14,107
Loan capital, at fair value*	646,083	-	-	646,083
Third-party interests in consolidated entities	-	-	635,057	635,057
Total liabilities	646,083	-	649,164	1,295,247
Net total	(634,626)	5,137	1,913,513	1,284,024
*	Loan capital is held at amortized cost in the consolidated financial statements, and the figures disclosed in the above tables represent the fair value equivalent amounts.

	(As Restated)
	Level 1	Level 2	Level 3	Total
December 31, 2019	$’000	$’000	$’000	$’000
Assets
Capital provision assets:
Single case	-	-	458,340	458,340
Portfolio	-	-	1,628,606	1,628,606
Legal risk management	-	-	1,619	1,619
Asset recovery	-	-	86,128	86,128
Indirect - equity securities	65,780	-	192,356	258,136
Equity securities	31,396	-	-	31,396
Cash management investments	37,966	-	-	37,966
Total assets	135,142	-	2,367,049	2,502,191
Liabilities
Financial liabilities at fair value through profit or loss	91,493	-	-	91,493
Capital provision asset subparticipations	-	-	13,944	13,944
Loan capital, at fair value*	629,447	-	-	629,447
Third-party interests in consolidated entities	-	-	623,175	623,175
Total liabilities	720,940	-	637,119	1,358,059
Net total	(585,798)	-	1,729,930	1,144,132
*	Loan capital is held at amortized cost in the consolidated financial statements, and the figures disclosed in the above tables represent the fair value equivalent amounts.

Movements in Level 3 fair value assets and liabilities

	(As Restated)
			Transfers				Foreign
	At January 1,	Transfers	between			Income for	exchange	At December
	2020	into level 3	types	Additions	Realizations	the period	gains/(losses)	31, 2020
	$’000	$’000	$’000	$’000	$’000	$’000	$’000	$’000
Single case	458,340	-	20,300	152,917	(168,639)	176,476	3,362	642,756
Portfolio	1,628,606	-	65,828	142,949	(178,018)	159,452	13,726	1,832,543
Legal risk management	1,619	-	-	-	-	413	180	2,212
Asset recovery	86,128		(86,128)	-	-	-	-	-
Indirect - equity securities	192,356	49,950	-	-	(173,049)	15,909	-	85,166
Total level 3 assets	2,367,049	49,950	-	295,866	(519,706)	352,250	17,268	2,562,677
Capital provision asset subparticipations	(13,944)			(224)	-	61		(14,107)
Third-party interests in consolidated entities	(623,175)	32		(19,872)	19,862	(11,904)		(635,057)
Total level 3 liabilities	(637,119)	32	-	(20,096)	19,862	(11,843)	-	(649,164)

	(As Restated)
							Transfer to
	At	Transfers			Income	Foreign	capital	At
	January 1,	into			for the	exchange	provision asset	December 31,
	2019	level 3	Additions	Realizations	period	gains/(losses)	subparticipation	2019
	$’000	$’000	$’000	$’000	$’000	$’000	$’000	$’000
Single case	217,703	-	179,727	(37,078)	97,787	201	-	458,340
Portfolio	1,288,979	-	116,232	(52,377)	266,765	(1,693)	10,700	1,628,606
Legal risk management	3,086	-	-	(1,762)	190	105	-	1,619
Asset recovery	42,217	-	30,439	(1,438)	13,485	1,425	-	86,128
Indirect - equity securities	108,549	210,501	149,152	(327,274)	51,428	-	-	192,356
Derivative financial assets	4,154	-	-	-	(4,154)	-	-	-
Total level 3 assets	1,664,688	210,501	475,550	(419,929)	425,501	38	10,700	2,367,049
Capital provision asset subparticipations	(3,244)	-	-	-	-	-	(10,700)	(13,944)
Derivative financial liabilities	(7,000)	-	-	-	7,000	-	-	-
Third-party interests in consolidated entities	(366,926)	12	(167,685)	(15,758)	(72,818)	-	-	(623,175)
Total level 3 liabilities	(377,170)	12	(167,685)	(15,758)	(65,818)	-	(10,700)	(637,119)

Consolidated capital provision level 3 assets

At December 31, 2020
Consolidated capital provision Level 3 assets

	(As Restated)
	Positive fair value adjustments						Negative fair value adjustments
				Weighted						Weighted
	Total		Aggregate	average(2)	Maximum	Minimum	Total		Aggregate	average(7)	Maximum	Minimum
	carrying		FV	FV	FV	FV	carrying		FV	FV	FV	FV
	value	Cost	adjustment	adjustment(1)	adjustment(1)	adjustment(1)	value	Cost	adjustment	adjustment(5)	adjustment(5)	adjustment(5)
Asset fair valuation factors	$'000	$'000	$'000%		%	%	$'000	$'000	$'000%		%	%
Market transactions(4)	1,159,533	47,988	1,111,545	NA(3)	NA(3)	NA(3)	—	—	—	NA(3)	NA(3)	NA(3)
Ruling or other objective pre-trial event	227,252	148,840	78,412	33%	50%	0%	6,413	10,198	(3,785)	(37)%	(60)%	(32)%
Trial court judgment or tribunal award	67,252	35,910	31,342	50%	60%	35%	196	980	(784)	(80)%	(80)%	(80)%
Appeal judgment	32,148	21,242	10,906	37%	80%	20%	500	1,000	(500)	(50)%	(50)%	(50)%
Settlements	88,827	64,091	24,736	40%	80%	11%	12,000	29,875	(17,875)	(62)%	(70)%	(9)%
Held at cost	580,190	580,190	—	NA(3)	NA(3)	NA(3)	—	—	—	NA(3)	NA(3)	NA(3)
Portfolios with multiple FV factors(6)	294,340	202,238	92,102	36%	60%	(100)%	6,152	13,186	(7,034)	(60)%	(60)%	(60)%
Priced at cost plus accrued interest	72,038	60,991	11,047	NA(3)	NA(3)	NA(3)	13,128	14,826	(1,698)	NA(3)	NA(3)	NA(3)
Other	2,213	—	2,213	100%	100%	100%	495	3,280	(2,785)	(85)%	(85)%	(85)%
Totals:	$2,523,793	$1,161,490	$1,362,303				$38,884	$73,345	($34,461)

	(As Restated)
Total capital provision level 3 assets:	Carrying value	Cost	Unrealized gain
Capital provision - direct	$2,477,511	$1,159,018	$1,318,493
Capital provision - indirect	$85,166	$75,817	$9,349
Total capital provision	$2,562,677	$1,234,835	$1,327842
(1)	As percentage of expected recovery above cost
(2)	Weighted by fair value of asset
(3)	Not valued based on a percentage of expected recovery
(4)

Although market transactions are a significant input into the valuation of these assets, the nature of these market transactions and the influence of other factors on valuation causes these assets to be characterized as Level 3 rather than Levels 1 or 2.

(5)	As percentage of cost
(6)

Portfolios where the underlying cases have multiple FV factors: If a portfolio’s cases have only one FV factor, the portfolio is categorized with that factor. FV adjustment statistics for portfolios represent the weighted average, maximum and minimum adjustments for the underlying cases in those portfolios.

(7)	Weighted by cost of asset

At December 31, 2019
Consolidated capital provision Level 3 assets

	(As Restated)
	Positive fair value adjustments						Negative fair value adjustments
				Weighted						Weighted
	Total		Aggregate	average(2)	Maximum	Minimum	Total		Aggregate	average(7)	Maximum	Minimum
	carrying		FV	FV	FV	FV	carrying		FV	FV	FV	FV
	value	Cost	adjustment	adjustment(1)	adjustment(1)	adjustment(1)	value	Cost	adjustment	adjustment(5)	adjustment(5)	adjustment(5)
Asset fair valuation factors	$'000	$'000	$'000%		%	%	$'000	$'000	$'000%		%	%
Market transactions(4)	1,160,633	46,175	1,114,458	NA(3)	NA(3)	NA(3)	—	—	—	NA(3)	NA(3)	NA(3)
Ruling or other objective pre-trial event	71,592	51,046	20,546	27%	40%	10%	9,897	18,050	(8,153)	(45)%	(100)%	(32)%
Trial court judgment or tribunal award	45,367	26,092	19,275	49%	60%	40%	—	980	(980)	(60)%	(60)%	(60)%
Appeal judgment	21,431	16,242	5,189	20%	20%	20%	392	6,000	(5,608)	(40)%	(50)%	(38)%
Settlements	66,156	51,078	15,078	38%	100%	11%	3,625	27,053	(23,428)	(54)%	(70)%	(9)%
Held at cost	586,768	586,768	—	NA(3)	NA(3)	NA(3)	12,263	—	12,263	NA(3)	NA(3)	NA(3)
Portfolios with multiple FV factors(6)	193,900	161,984	31,916	53%	100%	(100)%	—	—	—	NA(3)	NA(3)	NA(3)
Priced at cost plus accrued interest	179,147	143,610	35,537	NA(3)	NA(3)	NA(3)	13,209	14,826	(1,617)	NA(3)	NA(3)	NA(3)
Other	1,619	—	1,619	100%	100%	100%	1,050	19,088	(18,038)	(94)%	(100)%	(64)%
Totals:	$2,326,613	$1,082,995	$1,243,618				$40,436	$85,997	($45,561)		—	—

	(As Restated)
Total capital provision level 3 assets:	Carrying value	Cost	Unrealized gain
Capital provision - direct	$2,174,693	$1,010,556	$1,164,137
Capital provision - indirect	$192,356	$158,436	$33,920
Total capital provision	$2,367,049	$1,168,992	$1,198,057
(8)	As percentage of expected recovery above cost
(9)	Weighted by fair value of asset
(10)	Not valued based on a percentage of expected recovery
(11)

Although market transactions are a significant input into the valuation of these assets, the nature of these market transactions and the influence of other factors on valuation causes these assets to be characterized as Level 3 rather than Levels 1 or 2.

(12)	As percentage of cost
(13)

Portfolios where the underlying cases have multiple FV factors: If a portfolio's cases have only one FV factor, the portfolio is categorized with that factor. FV adjustment statistics for portfolios represent the weighted average, maximum and minimum adjustments for the underlying cases in those portfolios.

(14)	Weighted by cost of asset